Premises and Equipment, Net	12 Months Ended
Dec. 31, 2011
Premises and Equipment, Net [Abstract]
PREMISES AND EQUIPMENT, NET

NOTE 7 - PREMISES AND EQUIPMENT, NET

Bank premises and equipment is comprised of the following at December 31:

(000s omitted)	2011	2010
Land and land improvements	$2,455	$2,305
Building and building improvements	11,194	11,421
Furniture and equipment	5,889	5,802
Construction in progress	115	0

	19,653	19,528
Less accumulated depreciation	(9,451)	(9,193)

	$10,202	$10,335

Depreciation expense of continuing operations was $679,000 and $785,000 for 2011 and 2010.

The Corporation leases property for certain branches and ATM locations. Rent expense of continuing operations were $81,000 for 2011 and $96,000 for 2010. Rent commitments under non-cancelable operating leases were as follows, before considering renewal options that generally are present (000s omitted) at December 31, 2011:

2012	$52
2013	46
2014	46
2015	46
2016	49

$239